                                                                               .
                                                                               .
                                                                               .

                PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2003

              THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS      THE HARTFORD FIXED INCOME FUNDS
FOR CLASS A, CLASS B AND CLASS C          PROSPECTUS FOR CLASS A, CLASS B AND
SHARES, DATED MARCH 1, 2003, AS           CLASS C SHARES, DATED MARCH 1, 2003,
SUPPLEMENTED JUNE 2, 2003, OCTOBER 1,     AS SUPPLEMENTED MARCH 17, 2003, JUNE
2003 AND DECEMBER 15, 2003                2, 2003 AND DECEMBER 15, 2003


THE HARTFORD MUTUAL FUNDS PROSPECTUS      THE HARTFORD SMALL CAP, MID CAP &
FOR CLASS A, CLASS B AND CLASS C          MULTI CAP FUNDS PROSPECTUS FOR
SHARES, DATED MARCH 1, 2003, AS           CLASS  A, CLASS B AND CLASS C
SUPPLEMENTED MARCH 17, 2003, JUNE 2,      SHARES, DATED  MARCH 1, 2003, AS
2003 AND DECEMBER 15, 2003                SUPPLEMENTED MARCH 17, 2003, JUNE
                                          2, 2003 AND DECEMBER 15, 2003

--------------------------------------------------------------------------------

WAIVERS FOR CERTAIN INVESTORS

Under the subheading "Sales Charge Reductions and Waivers - Waivers for Certain Investors," the following new category has been added at the beginning of the list of individuals and institutions to which Class A shares may be offered without front-end sales charges:

      - retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company.